Leases (Tables)	12 Months Ended
Mar. 31, 2015
Leases [Abstract]
Leased Assets under Capital Leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2014	2015
Machinery, equipment and others	135,619	129,432
Film costs	9,348	8,647
Accumulated amortization	(59,352)	(89,470)

	85,615	48,609

Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2015:

Fiscal year ending March 31	Yen in millions
2016	33,873
2017	10,857
2018	4,670
2019	4,472
2020	3,727
Later fiscal years	2,765

Total minimum lease payments	60,364
Less — Amount representing interest	2,733

Present value of net minimum lease payments	57,631
Less — Current obligations	31,610

Long-term capital lease obligations	26,021

Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2015 are as follows:

Fiscal year ending March 31	Yen in millions
2016	60,082
2017	45,539
2018	33,290
2019	21,324
2020	17,584
Later fiscal years	108,645

Total minimum future rentals	286,464